CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable		3,347		3,260
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries		130		166
Par value per common share (in dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	59,144,055	59,144,055	57,786,679	57,786,679
Common shares, shares outstanding	59,144,055	59,144,055	57,786,679	57,786,679